Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2022
Concentrations of Credit Risk and Major Customers [Abstract]
Schedule of geographic area	The Company have not experienced any losses in such accounts through December 31, 2022. The Company’s cash position by geographic area was as follows:
	December 31, 2022		December 31, 2021
Country:
Singapore	$240,204	6%	$259,686	1%
China (Hongkong)	3,678,925	90%	1,599,983	9%
China (Mainland)	154,311	4%	16,566,953	90%
Total cash and cash equivalents	$4,073,440	100%	$18,426,622	100%